Note 8 - Loans Payable (Tables)	9 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
	September 30 201 8	December 31 2017
Loans payable, interest bearing at 12% per annum with monthly interest payments, due on demand (i)	$195,000	$300,000
	$195,000	$300,000